Series A Notes, Net Of Current Maturities (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended					3 Months Ended		12 Months Ended											3 Months Ended		12 Months Ended
	May 31, 2012 USD ($)	May 31, 2012 ILS	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS	Jun. 30, 2010 USD ($) installment	Jun. 30, 2010 USD ($)	Jun. 30, 2010 ILS	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2014 4.84% First Amount	May 31, 2012 4.84% First Amount ILS	May 31, 2012 4.84% Second Amount ILS	May 31, 2012 Average spread 2.02% USD ($)	May 31, 2012 Average spread 2.285% USD ($)	Dec. 31, 2014 LIBOR 0.45%	Dec. 31, 2014 London Interbank Offered Rate (LIBOR)	Jun. 30, 2012 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR)	Jun. 30, 2010 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR)	Dec. 31, 2014 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR)	May 31, 2012 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR) Average spread 2.02%	May 31, 2012 Cross Currency Interest Rate Swaps London Interbank Offered Rate (LIBOR) Average spread 2.285%
Derivative [Line Items]
Proceeds from issuance of Series A Notes	$ 24,900	95,000	$ 224,000	831,000	$ 283,000			$ 0	$ 0	$ 246,973
Number of equal annual installments associated with note, in installments					10
Fixed interest rate of Series A Notes	4.84%	4.84%			4.84%	4.84%	4.84%	3.00%
Series A Notes issuance costs	94		2,010		2,530			0	0	2,035
Series A Notes issuance costs, discount			1,795		2,164
Amortization of deferred issuance costs			215		366	366		91	92	153
Amount of Series A Note	24,407	92,000	217,420	807,000			1,100,000	323,991	423,509		440,000
Premium amount	260		3,675
Interest expense on Series A Notes								7,954	9,715	10,787
Cross currency interest rate swap transaction term, in years						10 years	10 years
Cross currency interest rate swap, amount					$ 287,000	$ 287,000	1,100,000						807,000	92,000	$ 217,300	$ 24,100
Average spread on LIBOR																	1.84%	1.35%		1.65%	1.65%	2.02%	2.285%
LIBOR measurement term, in months						6 months	6 months
Variable rate basis of fair value hedge transactions																			LIBOR	LIBOR	LIBOR
Effective interest rate								0.36%													0.36%
Fixed interest rate												4.84%